Notes Receivable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes Receivable, Net

Note 13: Notes Receivable, Net

The Company entered into five Promissory Notes (the “Notes”) with three family medical practices (the “Practices”) to fund their working capital needs. The Company simultaneously entered into separate Provider Agreements with each Practice related to four of these five Notes. Each Provider Agreement establishes a preferred, predetermined reimbursement rate for services rendered to the Company’s members and requires that Practice to furnish healthcare services to the Company’s members. The Provider Agreements mature in concert with each practice’s loan. In accordance with each of these four Notes, so long as the corresponding Provider Agreement is in effect on the maturity date of each Note and has not been terminated by the borrower for any reason, the Company will forgive the entire principal, plus accrued interest due on the date of maturity. Likewise, if the Company terminates the Provider Agreement prior to maturity without cause, all principal plus accrued interest due from the borrower will be forgiven. Upon early termination of the Provider Agreement by borrower, all principal and accrued interest will become immediately payable and due the Company. Related to potential forgiveness, the Company records a valuation allowance on a straight-line basis following the early termination date through the date of maturity, due to the probable likelihood of needing to forgive the Notes at maturity, with a full valuation allowance set at the time of maturity.

At June 30, 2022 and December 31, 2021, the Company has recorded notes receivable of $3,729,220 (including $150,000 current portion) and $3,590,715 including accrued interest receivable of $1,006,898 and $885,243, and net of valuation allowances of $659,958 and $526,808, respectively. The Notes carry maturity dates ranging from December 31, 2021 through December 31, 2028 with interest rates ranging from 5.0% to 10.0%. The short-term components as of June 30, 2022 and December 31, 2021, of these Notes is included in Other Receivables in the Company’s condensed consolidated balance sheets.

Note 13: Notes Receivable, Net

The Company entered into five Promissory Notes (the “Notes”) with three family medical practices (the “Practices”) to fund their working capital needs. The Company simultaneously entered into separate Provider Agreements with each Practice related to four of these five Notes. Each Provider Agreement establishes a preferred, predetermined reimbursement rate for services rendered to the Company’s members and requires that Practice to furnish healthcare services to the Company’s members. The Provider Agreements mature in concert with each practice’s loan. In accordance with each of these four Notes, so long as the corresponding Provider Agreement is in effect on the maturity date of each Note and has not been terminated by the borrower for any reason, the Company will forgive the entire principal, plus accrued interest due on the date of maturity. Likewise, if the Company terminates the Provider Agreement prior to maturity without cause, all principal plus accrued interest due from the borrower will be forgiven. Upon early termination of the Provider Agreement by borrower, all principal and accrued interest will become immediately payable and due the Company. Related to potential forgiveness, the Company records a valuation allowance on a straight-line basis following the early termination date through the date of maturity, due to the probable likelihood of needing to forgive the notes at maturity, with a full valuation allowance set at the time of maturity.

At December 31, 2021 and 2020, the Company has recorded notes receivable of $3,590,715 and $3,804,662, including accrued interest receivable of $885,243 and $572,382, and net of valuation allowances of $526,808 and $195,967, respectively. The Notes carry maturity dates ranging from December 31, 2021 through December 31, 2028 with interest rates ranging from 5.0% to 10.0%. Two of the Notes are included in Other Receivables in the Company’s consolidated balance sheet due to their short-term maturity dates of December 31, 2021. The Company forgave two of its notes receivable from one provider group on their maturity date of December 31, 2021. The combined principal and interest forgiven were $286,600 and $71,762, respectively, both of which were fully reserved.